Semiannual Report - Financial Statements

T. Rowe Price

Tax-Free
Income Fund

August 31, 2002


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period      $   9.81   $   9.72   $   9.10   $   9.94   $   9.95   $   9.59

Investment activities
  Net investment
  income (loss)    0.24       0.48       0.49       0.49       0.50       0.52

  Net realized
  and unrealized
  gain (loss)      0.13       0.09       0.62      (0.83)      0.03       0.36

  Total from
  investment
  activities       0.37       0.57       1.11      (0.34)      0.53       0.88

Distributions
  Net
  investment
  income          (0.24)     (0.48)     (0.49)     (0.49)     (0.50)     (0.52)

  Net
  realized
  gain             --         --         --        (0.01)     (0.04)      --

  Total
  distributions   (0.24)     (0.48)     (0.49)     (0.50)     (0.54)     (0.52)

NET ASSET VALUE

End of period  $   9.94   $   9.81   $   9.72   $   9.10   $   9.94   $   9.95
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return^      3.81%      5.99%     12.55%     (3.42%)     5.48%      9.37%

Ratio of total
expenses to
average net
assets             0.54%!     0.54%      0.54%      0.55%      0.55%      0.55%

Ratio of
net investment
income (loss)
to average
net assets         4.82%!     4.95%      5.25%      5.24%      5.06%      5.31%

Portfolio
turnover rate     30.1%!     28.2%      28.6%      44.3%      34.1%      36.3%

Net assets,
end of period
(in millions)     1,489      1,442      1,403      1,311      1,483      1,396



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
!    Annualized


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002

Statement of Net Assets                                         Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands

ALABAMA  0.8%

Alabama Water Pollution Control Auth.
  6.75%, 8/15/17 (AMBAC Insured)                  $  2,685             $  3,006

Alexander Special Care Fac. Fin.,
  Russell Hosp., 6.00%, 12/1/22                      3,075                2,828

Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.
  5.75%, 4/1/27                                      2,500                2,192

  6.75%, 4/1/21                                      1,450                1,461

Phoenix County IDB, PCR, MeadWestvaco,
  6.10%, 5/15/30                                     2,500                2,409

Total Alabama (Cost $11,990)                                             11,896


ALASKA  1.0%

Alaska HFC
  5.30%, 12/1/17                                     3,240                3,371

  5.85%, 12/1/14 (MBIA Insured)                      1,705                1,766

  5.875%, 12/1/24 (MBIA Insured)                     5,510                5,684

  6.00%, 12/1/40                                     2,145                2,257

Valdez Marine, Phillips Petroleum,
  2.90%, 1/1/03                                      2,400                2,398

Total Alaska (Cost $14,675)                                              15,476


ARIZONA  1.1%

Arizona School Fac. Board,
  5.50%, 7/1/18                                      5,000                5,464

Salt River Agricultural Improvement & Power,
  5.00%, 1/1/04                                      8,300                8,671

Scottsdale IDA, Scottsdale Healthcare,
  5.80%, 12/1/31                                     2,000                2,034

Total Arizona (Cost $15,654)                                             16,169


ARKANSAS  0.5%

Little Rock Health Fac. Board, Baptist Health,
  6.85%, 11/1/08                                     2,495                2,895

North Little Rock, 6.50%,
  7/1/15 (MBIA Insured)                              4,000                4,932

Total Arkansas (Cost $6,478)                                              7,827


CALIFORNIA  3.6%

California CDA, Sutter Health,
  5.625%, 8/15/42                                    3,850                3,944

Foothill / Eastern Transportation Corridor Agency
  Zero Coupon, 1/1/15
  (Escrowed to Maturity)                             5,000                2,941

  Zero Coupon, 1/1/17
  (Escrowed to Maturity)                          $ 18,000             $  9,378

  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                             5,000                1,478

Los Angeles, GO, 6.00%, 9/1/14
  (MBIA Insured) (Prerefunded 9/1/04!)               5,000                5,548

Los Angeles County
 Marina del Rey, COP
  6.25%, 7/1/03                                      1,010                1,039

  6.50%, 7/1/08                                      3,250                3,382

Los Angeles Harbor, 7.60%, 10/1/18
  (Escrowed to Maturity)                             3,440                4,474

Orange County, COP, 10.14%,
  7/1/19 (MBIA Insured)                              3,000                3,631

San Francisco Public Utility,
  5.00%, 11/1/27 (FSA Insured)                       8,000                8,054

Southern California Public Power Auth.,
  6.75%, 7/1/11                                      4,050                4,994

Union Elementary School Dist., GO
  Zero Coupon, 9/1/12 (FGIC Insured)                 2,945                1,989

  Zero Coupon, 9/1/13 (FGIC Insured)                 3,520                2,238

Total California (Cost $44,089)                                          53,090


COLORADO  1.8%

Colorado HFA
 Adventist Health System,
  6.50%, 11/15/31                                    2,500                2,675

 Catholic Health Initiatives,
  5.25%, 9/1/21                                      1,860                1,885

E-470 Public Highway Auth.
  Zero Coupon, 9/1/13 (MBIA Insured)                10,000                6,202

  Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             5,500                1,071

Jefferson County School Dist., GO
  6.00%, 12/15/12 (AMBAC Insured)
  (Prerefunded 12/15/02!)                            8,000                8,189

Lower Colorado River Auth., 6.00%,
  5/15/12 (FSA Insured)                              6,095                6,918

Total Colorado (Cost $25,026)                                            26,940


CONNECTICUT  0.8%

Connecticut, 7.125%, 6/1/10                          7,350                9,044

Mohegan Tribe Indians, 6.00%, 1/1/16                 2,250                2,363

Total Connecticut (Cost $9,569)                                          11,407


DELAWARE  0.5%

Delaware HFA
  Beebe Medical Center, 6.75%, 6/1/14             $  3,500             $  3,643

  Nanticoke Memorial Hospital,
  5.625%, 5/1/32                                     3,250                3,243

Total Delaware (Cost $6,601)                                              6,886


DISTRICT OF COLUMBIA  1.9%

District of Columbia
  6.00%, 6/1/14 (MBIA Insured)
  (Escrowed to Maturity)                             2,305                2,753

 GO
  5.25%, 6/1/27 (MBIA Insured)                       9,975               10,117

  6.00%, 6/1/14 (MBIA Insured)                       4,400                5,200

  6.00%, 6/1/15 (MBIA Insured)                       1,550                1,834

  6.00%, 6/1/17 (MBIA Insured)                       3,250                3,833

Tobacco Settlement Fin. Corp.
  5.25%, 5/15/09                                     5,000                5,059

Total District of Columbia (Cost $25,891)                                28,796


FLORIDA  1.8%

Dade County
  Zero Coupon, 2/1/09 (MBIA Insured)                12,185                9,391

  Zero Coupon, 2/1/13 (MBIA Insured)                 8,300                4,871

Florida Board of Ed., GO, 5.00%, 6/1/05              1,425                1,537

Highlands County HFA, Adventist Health System/Sunbelt
  6.00%, 11/15/31                                    2,750                2,866

Hillsborough IDA, TECO Energy,
  5.50%, 10/1/23                                     3,000                3,046

Orange County HFA, Westminster Community Care,
  6.75%, 4/1/34                                      2,500                1,913

Port St. Lucie Utility
  Zero Coupon, 9/1/16 (FGIC Insured)
  (Prerefunded 9/1/06!)                              5,000                2,546

  Zero Coupon, 9/1/26 (FGIC Insured)
  (Prerefunded 9/1/06!)                              5,000                1,336


Total Florida (Cost $25,554)                                             27,506


GEORGIA  6.2%

Chatham County Hosp. Auth.,
 Memorial Univ. Medical Center
  6.125%, 1/1/24                                  $  4,000             $  4,192

Coweta County Residential Care Fac.
 for the Elderly Wesley Woods
 of Newnan-Peachtree City
  8.20%, 10/1/16                                     1,350                1,435

  8.25%, 10/1/26                                     1,800                1,917

DeKalb County Water & Sewage,
  5.125%, 10/1/31                                    3,000                3,038

Forsyth County School Dist., GO,
  5.75%, 2/1/18                                      2,800                3,117

Fulton-Dekalb Hosp. Auth., Grady Memorial Hosp.
  6.80%, 1/1/07 (AMBAC Insured)
  (Escrowed to Maturity)                             5,530                6,461

  6.80%, 1/1/08 (AMBAC Insured)
  (Escrowed to Maturity)                             5,905                7,007

  6.85%, 1/1/09 (AMBAC Insured)
  (Escrowed to Maturity)                             6,310                7,614

  6.85%, 1/1/10 (AMBAC Insured)
  (Escrowed to Maturity)                             6,745                8,221

Georgia Private Colleges & Univ. Auth., Emory Univ.
  Emory Univ., 5.50%, 11/1/24                        6,225                6,564

Gwinnett County School Dist., GO
  6.40%, 2/1/11                                      1,905                2,297

  6.40%, 2/1/12                                      1,255                1,523

Metropolitan Atlanta Rapid Transit Auth.
  6.90%, 7/1/16 (MBIA Insured)
  (Prerefunded 7/1/04!)                              5,655                6,307

Municipal Electric Auth. of Georgia
  5.50%, 1/1/20                                      3,000                3,357

  5.70%, 1/1/19 (FGIC Insured)                       5,100                5,862

  6.125%, 1/1/14 (FGIC Insured)                      5,500                5,688

  6.40%, 1/1/07 (AMBAC Insured)
  (Escrowed to Maturity)                             7,500                8,615

  7.25%, 1/1/24 (AMBAC Insured)                      6,500                8,590

Total Georgia (Cost $80,121)                                             91,805


HAWAII  0.6%

Hawaii Airport System
  5.75%, 7/1/21 (FGIC Insured)                    $  4,000             $  4,341

Hawaii Dept. of Budget & Fin.
  Hawaii Pacific Health, 6.25%, 7/1/21               4,000                4,107

Total Hawaii (Cost $7,809)                                                8,448


ILLINOIS  5.3%

Chicago, GO
  5.00%, 1/1/41 (MBIA Insured)                       5,000                4,907

  5.50%, 1/1/14 (FSA Insured)                        5,000                5,663

  5.50%, 1/1/18 (AMBAC Insured)                      3,880                4,348

  6.75%, 1/1/35 (FCIC Insured)
  (Prerefunded 7/1/10!)                              5,000                6,155

Chicago O'Hare Int'l. Airport,
 United Airlines,
  6.30%, 5/1/16                                      7,000                1,435

Chicago Water, 5.75%, 11/1/30
  (AMBAC Insured)                                    1,400                1,581

Illinois
  5.50%, 6/15/16                                     2,000                2,196

  6.125%, 6/15/16                                    2,000                2,285

 GO
  6.00%, 11/1/26 (FGIC Insured)                      2,000                2,328

Illinois EFA, Northwestern Univ.,
  5.25%, 11/1/14                                     4,000                4,434

Illinois HFA
 Glen Oaks Medical Center
  7.00%, 11/15/19 (Escrowed to Maturity)             3,300                3,563

 Little Co. of Mary Hosp.,
  VRDN (Currently 1.48%)                             5,000                5,000

Metropolitan Pier & Expo Auth.
  Zero Coupon, 6/15/08 (FGIC Insured)                5,070                4,138

  Zero Coupon, 6/15/18 (FGIC Insured)               14,160                6,512

  Zero Coupon, 12/15/24 (MBIA Insured)              10,000                2,964

  5.00%, 12/15/28 (MBIA Insured)                     7,500                7,467

Regional Transportation Auth.
  6.70%, 11/1/21 (FGIC Insured)                      5,000                6,283

  7.75%, 6/1/19 (FGIC Insured)                       5,350                7,352

Total Illinois (Cost $76,602)                                            78,611


INDIANA  2.5%

Goshen, Greencroft Obligated Group,
  5.75%, 8/15/19                                  $  3,000             $  2,697

Indiana HFFA, Clarian Health Partners,
  5.50%, 2/15/16                                     6,705                7,024


Indiana State Office Building Commission, GO
  5.50%, 7/1/20 (AMBAC Insured)                      4,500                4,712


Indiana Transportation Fin. Auth.,
  5.375%, 12/1/25                                    4,000                4,119

Indianapolis Local Public Improvement Bond Bank
  5.25%, 7/1/33 (MBIA Insured)                      18,345               18,697

Total Indiana (Cost $35,608)                                             37,249


IOWA  0.9%

Iowa Fin. Auth.
 Single Family Mortgage,
  5.70%, 1/1/27                                      4,840                5,011

 Wesley Retirement Services,
  6.25%, 2/1/12                                      2,400                2,402

 Scott County, Ridgecrest Village,
  7.25%, 11/15/26                                    4,000                4,101

 Tobacco Settlement Auth.,
  5.30%, 6/1/25                                      2,500                2,267

Total Iowa (Cost $13,333)                                                13,781


KENTUCKY  0.9%

Carroll County PCR, Kentucky Utilities,
  7.45%, 9/15/16                                     8,000                8,196

Kentucky Economic Dev. Fin. Auth.
 Norton Healthcare
  Zero Coupon, 10/1/13 (MBIA Insured)                5,730                3,552

  Zero Coupon, 10/1/14 (MBIA Insured)                4,205                2,465

Total Kentucky (Cost $13,327)                                            14,213


LOUISIANA  1.0%

Calcasieu Parish IDB, PCR, Entergy Corp.,
  5.45%, 7/1/10                                      1,750                1,706

Louisiana Offshore Terminal Auth. IDR,
  7.60%, 9/1/10                                      4,970                4,992

Sabine River Auth. PCR, Intl. Paper,
  6.20%, 2/1/25                                      2,500                2,571

Tobacco Settlement Fin. Corp.,
  5.875%, 5/15/39                                    1,000                  912

West Feliciana Parish PCR, Entergy Corp.,
  5.65%, 9/1/04                                      5,000                5,149

Total Louisiana (Cost $15,195)                                           15,330


MAINE  0.2%

Maine Housing Auth., 6.10%, 11/15/15
  (AMBAC Insured)                                    3,000                3,199

Total Maine (Cost $3,000)                                                 3,199


MARYLAND  2.9%

Baltimore City, Convention Center
  6.00%, 9/1/17 (FGIC Insured)
  (Prerefunded 9/1/04!)                              1,750                1,902

Baltimore County PCR
 Baltimore Gas & Electric, TECP,
  1.50%, 9/10/02                                     1,000                1,000

Maryland Economic Dev. Corp.
 Federation of American Societies
  VRDN (Currently 1.80%)                             1,000                1,000

Maryland CDA
 Single Family
  5.95%, 4/1/16                                      5,000                5,312

  6.45%, 4/1/14                                      2,000                2,063

Maryland Economic Dev. Corp.,
 Chesapeake Bay Foundation
  VRDN (Currently 1.35%)                             1,000                1,000

Maryland HHEFA
 Catholic Health Initiatives,
  VRDN (Currently 1.45%)                             2,540                2,540

Johns Hopkins Hosp., Zero Coupon, 7/1/19             7,675                3,303

Johns Hopkins Univ., 5.00%, 7/1/32                   4,000                4,023

Trinity School, VRDN (Currently 1.35%)               1,000                1,000

Univ. of Maryland Medical System
VRDN (Currently 1.40%)                               5,400                5,400

7.00%, 7/1/22 (FGIC Insured)                         1,500                1,926

Maryland Industrial Dev. Fin. Auth., Calvert School
  VRDN (Currently 1.40%)                             4,000                4,000

Prince George's County, Dimensions Health,
  5.30%, 7/1/24                                      6,685                3,412

Univ. of Maryland, 5.75%, 4/1/17                     5,000                5,523

Total Maryland (Cost $43,036)                                            43,404


MASSACHUSETTS  5.5%

Massachusetts Bay Transportation Auth., GO
  7.00%, 3/1/14                                      3,150                3,999

  7.00%, 3/1/21                                      6,200                7,981

Massachusetts Dev. Fin. Agency, Boston Univ.
  5.375%, 5/15/39 (XLCA Insured)                  $  5,000             $  5,230

Massachusetts HEFA
 Harvard Univ.
  5.00%, 7/15/22                                     7,450                7,566

  5.125%, 7/15/37                                    5,000                5,027

  6.00%, 7/1/35 (Prerefunded 7/1/10!)                3,500                4,137

  6.25%, 4/1/20                                      5,000                6,055

Massachusetts General Hosp.
  6.00%, 7/1/15 (AMBAC Insured)                      4,500                4,732

Partners Healthcare System, 5.75%, 7/1/32            4,400                4,577

Massachusetts Housing Fin. Agency,
  6.30%, 12/1/14                                     3,890                4,110

Massachusetts Municipal Wholesale Electric
  5.25%, 7/1/04 (MBIA Insured)                       7,000                7,447

Massachusetts Port Auth., 5.75%, 7/1/29              5,000                5,215

  5.25%, 8/1/20                                      3,750                3,946

  5.75%, 8/1/29                                      5,000                5,340

  6.00%, 8/1/19                                      5,000                5,914

Total Massachusetts (Cost $73,788)                                       81,276


MICHIGAN  1.5%

Delta County Economic Dev. Corp., PCR
  MeadWestvaco, 6.25%, 4/15/27                       3,775                3,728

Detroit City School Dist., GO, 6.00%,
  5/1/29 (FSA Insured)                                 350                  411

Michigan Building Auth., GO,
5.50%, 10/15/19                     5,000            5,402

Michigan Hospital Fin. Auth.
  Ascension Health, 5.25%, 11/15/26                  3,570                3,526

  Trinity Health, 6.00%, 12/1/20                     1,500                1,596

Michigan Strategic Fund IDR, Detroit Edison,
  5.45%, 9/1/29                                      7,000                7,015

Total Michigan (Cost $21,268)                                            21,678


MINNESOTA  1.7%

Duluth Economic Dev. Auth.,
 St. Luke's Hospital,
  7.25%, 6/15/22                                     4,000                3,965

Minneapolis & St. Paul Metropolitan Airport
  5.25%, 1/1/32 (FGIC Insured)                      10,000               10,209

Univ. of Minnesota, 4.80%, 8/15/03                  11,600               11,968

Total Minnesota (Cost $25,386)                                           26,142


MISSISSIPPI  1.5%

Gulfport Hosp. Revenues, Memorial Hosp.
  5.75%, 7/1/31                                   $  3,500             $  3,558

Mississippi, GO, 5.00%, 11/1/20                      5,000                5,128

Mississippi Business Fin., PCR
 Entergy Corp.
  5.875%, 4/1/22                                     5,000                4,784

  5.90%, 5/1/22                                      7,000                6,716

Warren County, PCR, Entergy Corp.,
  7.00%, 4/1/22                                      1,500                1,547

Total Mississippi (Cost $21,116)                                         21,733


MISSOURI  0.5%

Good Shepherd Nursing Home Dist.,
  5.90%, 8/15/23                                     2,000                1,800

Missouri Environmental Improvement
 & Energy Resource Auth.
  5.375%, 7/1/18                                     2,595                2,903

Missouri HEFA, Washington Univ.,
  5.125%, 6/15/41                                    2,000                2,013

  St. Louis Airport, 6.00%, 1/1/05                   1,300                1,337

Total Missouri (Cost $8,015)                                              8,053


NEBRASKA  0.2%

Omaha Public Power Dist., 6.20%, 2/1/17
(Escrowed to Maturity)                               3,000                3,590

Total Nebraska (Cost $2,990)                                              3,590


NEVADA  1.2%

Clark County Airport, McCarran Int'l. Airport
  4.75%, 7/1/22 (MBIA Insured)                       7,675                7,454

Clark County School Dist., GO, 7.00%,
  6/1/11 (MBIA Insured)                              3,500                4,348

Nevada, GO, 7.25%, 11/1/10
  (Escrowed to Maturity)                             3,050                3,124

Truckee Meadows Water Auth.,
  5.50%, 7/1/19 (FSA Insured)                        2,500                2,686

Total Nevada (Cost $15,685)                                              17,612


NEW HAMPSHIRE  2.2%

New Hampshire Business Fin. Auth. PCR
 Public Service Co. of New Hampshire
  5.45%, 5/1/21 (MBIA Insured)                      14,500               15,366

New Hampshire HHEFA
Covenant Health System, 6.00%, 7/1/22                3,400                3,507

 Dartmouth-Hitchcock,
  5.50%, 8/1/27 (FSA Insured)                     $  7,930             $  8,347

 Wentworth-Douglass Hosp.
  5.375%, 1/1/15 (MBIA Insured)                      5,600                6,274

Total New Hampshire (Cost $32,003)                                       33,494


NEW JERSEY  1.0%

New Jersey Economic Dev. Auth., Harrogate,
  5.875%, 12/1/26                                    3,500                3,339

New Jersey Sports & Exposition Auth.,
 Monmouth Park
  8.00%, 1/1/25 (Prerefunded 1/1/05!)                4,500                5,202

New Jersey Turnpike Auth.,
  6.50%, 1/1/16 (MBIA Insured)                       2,000                2,487

Tobacco Settlement Fin. Corp.,
  5.75%, 6/1/32                                      4,500                4,377

Total New Jersey (Cost $13,817)                                          15,405


NEW YORK  14.8%

Dormitory Auth. of the State of New York
  5.25%, 5/15/15 (AMBAC Insured)                     3,600                4,025

  5.25%, 5/15/19                                     3,325                3,628

  5.75%, 7/1/13                                     10,000               11,530

  5.75%, 7/1/18 (AMBAC Insured)                      5,000                5,807

  5.75%, 5/15/19 (FGIC Insured)                      4,945                5,467

  6.00%, 7/1/14                                     10,000               11,613

Metropolitan Transportation Auth.
  5.125%, 11/15/31                                   7,000                7,024

  5.25%, 11/15/31                                    2,945                3,006

  5.75%, 7/1/21 (MBIA Insured)
  (Prerefunded 1/1/08!)                             12,750               14,705

Nassau County, GO, 7.00%, 3/1/03                     7,000                7,164

New York City, GO
  5.75%, 8/1/16                                      4,500                4,935

  6.00%, 12/1/18 (Escrowed to Maturity)              5,000                5,054

  6.00%, 2/15/25 (Prerefunded 2/15/05!)              1,990                2,203

  6.00%, 10/15/26                                    1,950                2,071

  6.00%, 5/15/30                                     2,880                3,118

  6.25%, 8/1/09                                      5,050                5,713

  6.375%, 8/1/04                                     1,025                1,044

New York City Municipal Water Fin. Auth.
  5.00%, 6/15/32                                    10,000               10,006

  5.50%, 6/15/33                                  $  9,000             $  9,460

  6.00%, 6/15/33 (Prerefunded 6/15/10!)              2,220                2,629

New York City Transitional Fin. Auth.
  5.00%, 5/1/30                                      2,000                2,003

  5.25%, 2/1/29                                     14,140               15,435

  5.75%, 11/15/20                                    5,500                6,054

  6.00%, 8/15/17 (Prerefunded 8/15/09!)              4,000                4,740

New York State Environmental Fac. Corp.
  6.90%, 11/15/15 (Prerefunded 11/15/04!)            2,700                3,043

  PCR, 6.90%, 11/15/15                               2,665                3,027

New York State Medical Care Fac.
  6.50%, 8/15/29 (AMBAC Insured)
  (Prerefunded 2/15/05!)                             4,625                5,224

 Mental Health Services, 6.50%, 8/15/24
  (Prerefunded 8/15/04!)                             5,895                6,565


New York State Mortgage Agency,
  5.70%, 4/1/16                                      4,090                4,411

New York State Thruway Auth.
  5.00%, 4/1/19 (AMBAC Insured)                      5,000                5,177

  5.50%, 3/15/20                                     3,000                3,230

New York State Urban Dev., 5.50%, 7/1/26            10,000               10,403

Triborough Bridge & Tunnel Auth.
  5.25%, 1/1/28                                     10,000               10,270

  5.50%, 1/1/17                                     18,275               20,750

  Total New York (Cost $197,040)                                        220,534


NORTH CAROLINA  1.6%

Cumberland County, Civic Center, COP
  6.40%, 12/1/24 (AMBAC Insured)
  (Prerefunded 12/1/04!)                             2,750                3,094

North Carolina, GO, VRDN (Currently 1.41%)           2,000                2,000

North Carolina Eastern Municipal Power Agency
  5.875%, 1/1/13                                     2,250                2,312

  6.70%, 1/1/19                                      3,965                4,364

  7.50%, 1/1/10 (Escrowed to Maturity)               8,980               11,021

Univ. of North Carolina Board of Gov.
 UNC Hosp. at Chapel Hill,
  VRDN (Currently 1.88%)                               800                  800

Total North Carolina (Cost $20,626)                                      23,591


NORTH DAKOTA  0.3%

Mercer County PCR, Basin Electric Power
  6.05%, 1/1/19 (AMBAC Insured)                   $  4,500             $  4,904

Total North Dakota (Cost $4,533)                                          4,904


OHIO  1.8%

Montgomery County Hosp.
 Catholic Health Initiatives,
  6.00%, 12/1/19                                     6,500                6,970

 Ohio Air Quality Dev. Auth.,
  PCR, FirstEnergy Corp.
  5.80%, 12/1/04                                    12,950               13,331

Ohio Water Dev. Auth., PCR, FirstEnergy Corp.,
  7.70%, 8/1/25                                      3,950                4,256

Steubenville Hosp. Fac., Trinity Health,
  6.375%, 10/1/20                                    1,500                1,598

Total Ohio (Cost $24,935)                                                26,155


OKLAHOMA  0.3%

Tulsa County Home Fin. Auth., Single Family
  6.90%, 8/1/10 (FGIC Insured)
  (Escrowed to Maturity)                             4,250                5,219

Total Oklahoma (Cost $4,236)                                              5,219


OREGON  0.7%

Oregon, GO, TAN, 3.25%, 5/1/03                       4,250                4,303

Oregon Housing & Community Services Dept.,
  6.00%, 7/1/20                                      5,280                5,637

Total Oregon (Cost $9,565)                                                9,940


PENNSYLVANIA  2.9%

Allegheny County Hosp. Dev. Auth.
 West Penn Allegheny Health System
  9.25%, 11/15/22                                    3,000                3,267

  9.25%, 11/15/30                                    1,200                1,303

Allegheny County Port Auth., 5.00%,
  3/1/25 (FGIC Insured)                              5,000                5,019

Beaver County IDA, PCR, FirstEnergy Corp.,
  7.75%, 7/15/25                                     3,900                4,204

Chester County HEFA, Jefferson Health System,
  5.375%, 5/15/27                                   12,200               12,218

Pennsylvania Convention Center Auth.
  6.70%, 9/1/14 (FSA Insured)                        5,000                5,558

Pennsylvania Intergov't. Cooperative Auth.
  6.75%, 6/15/21 (FGIC Insured)
  (Prerefunded 6/15/05!)                          $  4,750             $  5,357

Pennsylvania Turnpike Commission
  5.50%, 7/15/33 (AMBAC Insured)                     3,500                3,685

West Shore Area Auth., Holy Spirit Hosp.,
  6.20%, 1/1/26                                      3,250                3,307

Total Pennsylvania (Cost $40,866)                                        43,918


RHODE ISLAND  0.7%

Rhode Island Housing & Mortgage Fin.,
  6.70%, 10/1/14                                     5,000                5,198

Tobacco Settlement Fin. Corp.,
  6.125%, 6/1/32                                     5,000                4,882

Total Rhode Island (Cost $9,818)                                         10,080


SOUTH CAROLINA  2.9%

Connector 2000 Assoc.
  Zero Coupon, 1/1/09                                2,700                1,384

  Zero Coupon, 1/1/10                                3,400                1,736

  Zero Coupon, 1/1/11                                2,200                  914

  Zero Coupon, 1/1/29                               20,500                1,859

Georgetown County PCR, Int'l. Paper,
  5.70%, 4/1/14                                      4,000                4,163

Piedmont Municipal Power Agency
  6.50%, 1/1/14 (FGIC Insured)
  (Escrowed to Maturity)                             3,500                4,255

South Carolina Public Service
  5.875%, 1/1/23 (FGIC Insured)                      8,030                8,574

  6.25%, 1/1/22 (AMBAC Insured)                     17,750               19,643

Total South Carolina (Cost $41,596)                      x               42,528


TENNESSEE  1.8%

Chattanooga Health Ed. & Housing Fac. Board
  6.625%, 9/1/07 (MBIA Insured)
  (Escrowed to Maturity)                             2,950                3,492

  6.625%, 9/1/08 (MBIA Insured)                      3,150                3,775

Metropolitan Nashville & Davidson Counties
 Vanderbilt Univ.,
  VRDN (Currently 1.80%)                             1,000                1,000

 Water & Sewer,
  7.70%, 1/1/12 (FGIC Insured)                       6,250                8,022

Shelby County Health Ed. & Housing Board
 Le Bonhuer Children's Medical Center
  5.50%, 8/15/12 (MBIA Insured)
  (Escrowed to Maturity)                          $  4,000             $  4,463

Tennessee HDA, Zero Coupon, 7/1/16                  12,000                5,775

Total Tennessee (Cost $23,526)                                           26,527


TEXAS  8.2%

Amarillo Health Fac. Dev. Corp.,
 Sears Panhandle Retirement
  7.75%, 8/15/26 (Prerefunded 8/15/06!)              5,000                6,097

Austin, Water & Wastewater,
  5.125%, 5/15/27 (FSA Insured)                     10,955               11,025

Brazos River Auth., Reliant Energy,
  5.20%, 12/1/02                                     5,000                4,888

Brazos River Harbor Navigation Dist. IDR
  Dow Chemical, 4.20%, 5/15/05                       7,500                7,587

Denison Hosp. Auth., Texoma Medical Center,
  7.00%, 8/15/14                                     4,245                4,293

Harris County, GO, Zero Coupon,
  8/15/04 (MBIA Insured)                             6,000                5,774

Harris County Health Fac. Dev.
 Memorial Hermann Healthcare, 6.375%, 6/1/29         4,000                4,236

 Memorial Hosp., 7.125%,
  6/1/15 (Prerefunded 6/1/02!)                       1,110                1,215

 St. Luke's Episcopal, 5.375%, 2/15/26              5,500                5,545

 Texas Childrens Hosp.
  VRDN (Currently 1.95%) (MBIA Insured)              3,500                3,500

  5.25%, 10/1/19                                     5,000                5,068

Harris County Hosp. Dist.
  7.40%, 2/15/10 (AMBAC Insured)
  (Escrowed to Maturity)                               625                  730

Houston, GO
  5.50%, 3/1/18 (FSA Insured)                        2,750                2,962

Houston, TAN, 6.40%, 6/1/27                          4,250                4,674

Houston Airport Systems
  5.50%, 7/1/18 (FSA Insured)                        2,265                2,445

  5.50%, 7/1/19 (FSA Insured)                        2,000                2,143

Houston Higher Ed. Fin. Corp., Rice Univ.,
  5.375%, 11/15/29                                  11,450               11,774

Houston Independent School Dist., GO
  5.00%, 7/15/20 (FSA Insured)                       3,000                3,058

Houston Water & Sewer System,
  5.75%, 12/1/18 (AMBAC Insured)                     3,000                3,344

Sabine River Auth., TXU Electric Co.,
  4.00%, 11/1/03                                     3,500                3,518

Texas A & M Univ.
  5.375%, 5/15/16                                 $  4,750             $  5,135

  5.375%, 5/15/18                                    2,570                2,744

Texas Dept. of Housing & Community Affairs,
  6.40%, 1/1/27                                      3,500                3,636

Texas Turnpike Auth.,
  5.00%, 8/15/42 (AMBAC Insured)                     6,000                5,896

Waxahachie Independent School Dist.,
  GO, 5.25%, 8/15/30                                10,000               10,193

Total Texas (Cost $115,378)                                             121,480


UTAH  0.3%

Salt Lake County Hosp., IHC Health Services
  5.125%, 2/15/33 (AMBAC Insured)                    5,000                5,002

Total Utah (Cost $4,795)                                                  5,002


VERMONT  0.5%

Vermont Ed. & Health Buildings Fin. Agency
 Fletcher Allen Healthcare
  6.15%, 9/1/13 (FGIC Insured)                       4,650                4,941

  6.25%, 9/1/23 (FGIC Insured)                       2,000                2,111

Total Vermont (Cost $6,650)                                               7,052


VIRGINIA  3.0%

Fairfax County IDA, Inova Health System,
  6.00%, 8/15/26                                     1,775                1,889

Fairfax County Water Auth.
  6.00%, 4/1/22                                      3,835                4,282

  6.00%, 4/1/22 (Prerefunded 4/1/07!)                3,815                4,431

Greater Richmond Convention Center,
  6.125%, 6/15/29                                    8,550                9,372

Henrico County Economic Dev. Auth.
 Bon Secours Health System,
  5.75%, 11/15/04                                   10,000               10,635

Roanoke IDA, Carilion Health System,
  VRDN (Currently 1.80%)                             1,000                1,000

Virginia Resources Auth.,
 Goochland County Water & Sewer
  Zero Coupon, 11/1/18                               2,080                  977

  Zero Coupon, 11/1/21                               3,135                1,212

Virginia Public Building Auth.,
  VRDN (Currently 1.45%)                             2,575                2,575

Virginia Transportation Board
  5.25%, 5/15/20                                     4,620                4,857

  6.50%, 4/1/18                                      3,000                3,071

Total Virginia (Cost $41,038)                                            44,301


WASHINGTON  5.7%

Chelan County Public Utility Dist.
  Zero Coupon, 6/1/18 (MBIA Insured)              $ 10,100             $  4,639

King County Public Hosp., Valley Medical Center
  5.75%, 9/1/20 (AMBAC Insured)                      9,950               11,197

King County Sewer,
  5.00%, 1/1/35 (FSA Insured)                       10,000                9,884

Port of Seattle,
  5.50%, 2/1/26 (MBIA Insured)                       5,000                5,195

Snohomish County Housing Auth., Millwood Estates,
  5.50%, 6/1/29                                      3,750                3,766

Tacoma Electric System
  6.25%, 1/1/15 (FGIC Insured)
  (Prerefunded 1/1/04!)                              7,550                8,166

Tacoma Solid Waste Utility,
  5.50%, 12/1/17 (AMBAC Insured)                    12,080               13,010

  5.50%, 12/1/17 (AMBAC Insured)
  (Prerefunded 12/1/07!)                             2,420                2,771

Washington, GO
  5.70%, 10/1/15                                    14,000               16,042

  6.625%, 1/1/25                                     6,100                6,898

Washington Public Power Supply System
  5.25%, 7/1/16 (FSA Insured)                        3,000                3,153

Total Washington (Cost $77,169)                                          84,721


WEST VIRGINIA  1.6%

West Virginia Building Commission
  5.375%, 7/1/21 (AMBAC Insured)                     5,500                5,996

  GO, 5.375%, 7/1/18 (AMBAC Insured)                 2,915                3,237

West Virginia Hosp. Fin. Auth.
 Charleston Area Medical Center
  5.75%, 9/1/13 (MBIA Insured)                       4,200                4,639

  6.75%, 9/1/22                                      5,000                5,521

West Virginia Parkways Auth.
  10.049%, 5/16/19                                   2,335                2,504

  10.049%, 5/16/19 (FGIC Insured)
  (Prerefunded 5/15/03!)                             1,265                1,391

Total West Virginia (Cost $21,390)                                       23,288


WISCONSIN  1.5%

Badger Tobacco Asset Securitization,
  6.125%, 6/1/27                                  $  7,750             $  7,618

Wisconsin HEFA
 Froedert & Community Health
  5.625%, 10/1/14                                    1,000                1,070

  5.625%, 10/1/15                                    1,100                1,169

  5.625%, 10/1/17                                    3,725                3,914

 Gunderson Lutheran
  VRDN (Currently 1.85%) (FSA Insured)               1,880                1,880

 UnitedHealth Group
  5.50%, 12/15/16 (MBIA Insured)                     6,540                6,970

Total Wisconsin (Cost $21,725)                                          22,621


WYOMING  0.7%

Wyoming CDA
  5.30%, 6/1/17                                      4,600                4,788

  5.70%, 12/1/35                                     5,175                5,365

Total Wyoming (Cost $9,764)                                              10,153

Total Investments in Securities
  98.9% of Net Assets (Cost 1,362,276)                                1,473,030

Other Assets Less Liabilities                                            16,243

NET ASSETS                                                            1,489,273

Net Assets Consist of:

Undistributed net investment
income (loss)                                                             2,513

Undistributed net
realized gain (loss)                                                      1,641

Net unrealized gain (loss)                                              110,754

Paid-in-capital applicable to
149,819,655 shares of 1.00 par
value capital stock outstanding;
500,000,000 shares authorized                                         1,374,365

NET ASSETS                                                            1,489,273

NET ASSET VALUE PER SHARE                                                  9.94
--------------------------------------------------------------------------------

         ! Used in determining portfolio maturity AMBAC AMBAC Indemnity Corp.


         CDA      Community Development Administration
         COP      Certificates of Participation
         EFA      Educational Facility Authority
        FGIC      Financial Guaranty Insurance Company
         FSA      Financial Security Assurance Corp.
          GO      General Obligation
         HDA      Housing Development Authority
        HEFA      Health & Educational Facility Authority
         HFA      Health Facility Authority
         HFC      Housing Finance Corp.
        HFFA      Health Facility Financing Authority
       HHEFA      Health & Higher Educational Facility Authority
         IDA      Industrial Development Authority/Agency
         IDB      Industrial Development Bond
         IDR      Industrial Development Revenue
        MBIA      Municipal Bond Investors Assurance Corp.
         PCR      Pollution Control Revenue
         TAN      Tax Anticipation Note
        TECP      Tax-Exempt Commercial Paper
        VRDN      Variable-Rate Demand Note
        XLCA      XL Capital Assurance
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations

In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)
Interest income                                              $ 39,016

Expenses
  Investment management                                         3,418

  Shareholder servicing                                           352

  Custody and accounting                                          100

  Prospectus and shareholder reports                               37

  Registration                                                     19

  Proxy and annual meeting                                         11

  Legal and audit                                                   8

  Directors                                                         6

  Miscellaneous                                                     5

  Total expenses                                                3,956

  Expenses paid indirectly                                         (1)

  Net expenses                                                  3,955

Net investment income (loss)                                   35,061

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                    3,086

  Futures                                                        (412)

  Net realized gain (loss)                                      2,674

Change in net unrealized gain (loss)

  Securities                                                   15,947

  Futures                                                         (75)

  Change in net unrealized gain (loss)                         15,872

Net realized and unrealized gain (loss)                        18,546

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                       $ 53,607
                                                             --------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations

  Net investment income (loss)                      35,061               70,606

  Net realized gain (loss)                           2,674               11,949

  Change in net
  unrealized
  gain (loss)                                       15,872                1,181

  Increase (decrease) in net
  assets from operations                            53,607               83,736

Distributions to shareholders

  Net investment income                            (34,700)             (69,975)

Capital share transactions *
  Shares sold                                      100,846              172,219

  Distributions reinvested                          23,414               46,777

  Shares redeemed                                  (95,783)            (194,062)

  Increase (decrease) in net
  assets from capital
  share transactions                                28,477               24,934

Net Assets

Increase (decrease) during period                   47,384               38,695

Beginning of period                              1,441,889            1,403,194

End of period                                   $1,489,273           $1,441,889
                                                ----------           ----------

*Share information

  Shares sold                                       10,322               17,664

  Distributions reinvested                           2,396                4,796

  Shares redeemed                                   (9,815)             (19,928)

  Increase (decrease) in shares outstanding          2,903                2,532
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 26, 1976. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled 1,000 for the period ended August 31, 2002.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended August 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated 225,139,000 and 209,290,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

     At August 31, 2002, the cost of investments for federal income tax purposes was 1,360,633,000. Net unrealized gain aggregated 112,397,000 at period-end, of which 124,228,000 related to appreciated investments and 11,831,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)applied to a graduated fee schedule, with rates ranging from 0.48% for the first 1 billion of assets to 0.295% for assets in excess of 120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled 594,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled 292,000 for the six months ended August 31, 2002, of which 64,000 was payable at period-end.


T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a
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          www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and
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     *    T. Rowe Price Brokerage is a division of T. Rowe Price Investment
          Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for
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     Retirement Income Calculator. This free calculator, incorporating the
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     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end
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     Quality Information. Thousands of investors have made their personal
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     Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

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     No-Load Variable Annuities
     Small Business Retirement Plans

     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of
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          FINANCIAL TOOLS AND CALCULATORS

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          Morningstar(registered trademark) Portfolio Tracker(servicemark). See
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          Investment Strategy Planner. This planning tool can help you develop
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          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          INVESTMENT TRACKING AND INFORMATION

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          investments are performing. After entering your ticker symbols, the
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          comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by
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T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of 250,000 for a person's education. With systematic investing, you can invest as little as 50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of 2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
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     Advisory Services

     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future. The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.


     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Brokerage Services
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     Brokerage Services

          T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

          Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

          Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

          Margins and Options Trading for qualified investors.

          Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of 19.95 on stock trades.*

          Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

          Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


          * 19.95 per trade for up to 1,000 shares, plus 0.02 per share thereafter.

          ** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.


T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock* Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at 1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

  F45-051  8/31/02